STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance at Jan. 31, 2020	$ 54,223,481	$ 17,486,131	$ (39,877,966)	$ 31,831,646
Number of shares outstanding at Jan. 31, 2020	16,766,969
Option based payments	$ 0	221,193	0	221,193
Net loss and comprehensive loss for the year	0	0	(643,227)	(643,227)
Equity balance at Jan. 31, 2021	$ 54,223,481	17,707,324	(40,521,193)	31,409,612
Number of shares outstanding at Jan. 31, 2021	16,766,969
Option based payments	$ 0	4,138,604	0	4,138,604
Net loss and comprehensive loss for the year	0	0	(34,405,463)	(34,405,463)
Equity balance at Jan. 31, 2022	$ 54,452,511	21,766,898	(74,926,656)	1,292,753
Number of shares outstanding at Jan. 31, 2022	16,816,969
Options exercised, Value	$ 150,000	0	0	150,000
Options exercised, Shares	50,000
Option based payments reclassified upon exercise	$ 79,030	(79,030)	0	0
Option based payments	0	432,895	0	432,895
Net loss and comprehensive loss for the year	0	0	(903,039)	(903,039)
Equity balance at Jan. 31, 2023	$ 54,452,511	$ 22,199,793	$ (75,829,695)	$ 822,609
Number of shares outstanding at Jan. 31, 2023	16,816,969